BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Separate Account A

Supplement dated August 25, 2020 to the prospectuses

for the variable annuity contracts listed below

This supplement describes a change to the variable annuity contracts listed below issued by Brighthouse Life Insurance Company (“we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: Brighthouse Financial, P.O. Box 305075, Nashville, TN 37230-5075, call us at (888) 243-1932 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Annuity Service Center Contact Information Change

Effective September 8, 2020, the Annuity Service Center contact information will change. Please use the new contact information listed below. We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on October 8, 2020. After this date, requests and elections, (including payments) sent to an address other than the ones provided below, may be returned or there may be a delay in processing requests or applying payments.

•	Address: Brighthouse Financial, P.O. Box 305075, Nashville, TN 37230-5075

•	Telephone: (888) 243-1932

•	Fax: Brighthouse Policy Holder Services, (877) 246-8424

•	Website: brighthousefinancial.com

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

Supplement to the prospectus for the following variable annuity contracts:

Variable Annuity Contract	Prospectus Date
MarquisSM Portfolios (offered between November 7, 2005 and April 30, 2012)	May 1, 2020
Series VA (offered between October 7, 2011 and May 1, 2016)	May 1, 2020
PrimElite IIISM	May 1, 2020
PrimElite IVSM	May 1, 2020
Series C (offered between September 4, 2001 and October 7, 2011)	May 1, 2020
Series L	May 1, 2020
Series L-4 Year (offered between November 22, 2004 and October 7, 2011)	May 1, 2020
Series L-4 Year (offered between October 7, 2011 and April 28, 2013)	May 1, 2020

Series VA (offered between March 22, 2001 and October 7, 2011)	May 1, 2020
Series XC	May 1, 2020
Series XTRA	May 1, 2020
Brighthouse Investment Portfolio ArchitectSM - Standard Version	May 1, 2017 (as supplemented)
Brighthouse Investment Portfolio ArchitectSM - C Share Option	May 1, 2017 (as supplemented)
MarquisSM Portfolios (offered on and after April 30, 2012)	May 1, 2017 (as supplemented)
Series L-4 (offered on and after April 29, 2013)	May 1, 2017 (as supplemented)
Series O (offered on and after July 20, 2015)	May 1, 2017 (as supplemented)
Series VA-4 (offered on and after May 1, 2016)	May 1, 2017 (as supplemented)
Series S (offered between October 7, 2011 and May 1, 2016)	May 1, 2016 (as supplemented)
Series S-L Share Option (offered between October 7, 2011 and May 1, 2016)	May 1, 2016 (as supplemented)
Series VA-4 (offered between October 7, 2011 and May 1, 2016)	May 1, 2016 (as supplemented)
Series O (offered between April 30, 2012 and July 19, 2015)	May 1, 2015 (as supplemented)
Series S (offered between April 30, 2007 and October 7, 2011)	May 1, 2015 (as supplemented)
Series S-L Share Option (offered between April 30, 2007 and October 7, 2011)	May 1, 2015 (as supplemented)
Simple Solutions	April 28, 2014 (as supplemented)
Series C (offered on and after October 7, 2011)	April 30, 2012 (as supplemented)
Series VA-4 (offered between May 1, 2011 and October 7, 2011)	May 1, 2011 (as supplemented)
Series XTRA 6	May 1, 2011 (as supplemented)
Pioneer PRISM	May 1, 2009 (as supplemented)
Pioneer PRISM L	May 1, 2009 (as supplemented)
Pioneer PRISM XC	May 1, 2009 (as supplemented)
Vintage LSM	April 28, 2008 (as supplemented)
Vintage XCSM	April 28, 2008 (as supplemented)
Protected Equity PortfolioSM	April 30, 2007 (as supplemented)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE